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Steve Suleski
Vice President
Office of General Counsel
Phone: 608.231.7653
Fax: 608.236.7653
E-mail: steve.suleski@cunamutual.com



                                  May 3, 2005


VIA EDGAR TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

   Re: CUNA Mutual Life Variable Account (File No. 033-19718)
       Rule 497 Filing


Dear Commissioners:

     I hereby certify that pursuant to Rule 497(j) of the Securities Act of 1933, the form of prospectus and statement of additional information dated May 2, 2005 that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in the most recent amendment of the above-captioned registration statement filed. In addition, I certify that the text of the registrant's most recent post-effective amendment was filed electronically via EDGAR.

If you have any questions regarding this certification, please call the undersigned at (608) 231-7653.


                                        Sincerely,

                                        /s/Steve Suleski

                                        Steve Suleski